Expense Example (dei_DocumentInformationDocumentAxis, (Delaware Value® Fund), USD $)	0 Months Ended
Mar. 29, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 680
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	1,907
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	588
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,283
Expense Example, with Redemption, 10 Years	2,013
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,013
Expense Example, with Redemption, 10 Years	2,199
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,082
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	$ 1,757